SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies1 [Abstract]
Statement of Compliance	Statement of Compliance
These Combined Consolidated Financial Statements (“financial statements”) have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”). The financial statements are prepared on a going concern basis and have been presented in U.S. dollars (“USD”) rounded to the nearest million unless otherwise indicated.
The financial statements were authorized for issue by the Board of Directors of the company on March 31, 2023.

Basis of Consolidation	Basis of ConsolidationThe financial statements include the accounts of the company and its consolidated subsidiaries, which are the entities over which the company has control. All intra-group transactions, balances, income and expenses are eliminated in full on consolidation.
Reclassifications	Certain comparative amounts have been reclassified to be consistent with the current year's presentation.
Continuity of Interest	Continuity of Interest
As described above, Brookfield Reinsurance was established on December 10, 2020 by Brookfield and on June 28, 2021 Brookfield completed the spin-off of the Business to the company and the special dividend declaration to holders of Brookfield's Class A and B Shares. Brookfield controlled the Business prior to the Spin-off and has significant influence over the company subsequent to the spin-off through its interests in the company. The Business was transferred before spin-off, as part of the reorganization, and therefore the transactions were common control transactions. In accordance with the company's and Brookfield's accounting policy, the company has reflected the Business in its financial position and results of operations using Brookfield's carrying values prior to the spin-off.
In addition, certain investments were transferred as part of the reorganization. These are treated as asset acquisitions and are also considered common control transactions. The company's accounting policy is to record the common control asset acquisitions on the date of occurrence at the historical carrying value, with any gain or loss against the consideration paid being recorded in equity. To reflect this continuity of interest, these financial statements provide comparative information of the Business for the periods prior to the spin-off, as previously reported by Brookfield. The economic and accounting impact of contractual relationships created or modified in conjunction with the spin-off have been reflected prospectively from the date of the spin-off and have not been reflected in the results of operations or financial position of the company prior to June 28, 2021, as such items were in fact not created or modified prior thereto. Accordingly, the financial information for the periods prior to June 28, 2021 is presented based on the historical financial information for the Business as previously reported by Brookfield. For the period after completion of the Spin-off, the results are based on the actual results of the company, including the adjustments associated with the spin-off and the execution of several agreements (see Note 23). Therefore, net income (loss) and comprehensive income (loss) not attributable to interests of others in operating subsidiaries has been allocated to Brookfield prior to June 28, 2021 and allocated to the shareholders of class A exchangeable shares, class B shares and class C shares on and after June 28, 2021.
(d)Class A exchangeable shares
As described in Note 1 (b)(i), the company’s equity interests include the class A exchangeable shares held by public shareholders. Subject to applicable law, quarterly cash distributions may be made in the form of a dividend or a capital reduction resulting in a return of capital or a combination thereof. Each class A exchangeable share is structured with the intention of providing an economic return equivalent to one Brookfield Class A Share (subject to adjustment to reflect certain capital events). Each class A exchangeable share is exchangeable with Brookfield at the option of the holder for one Brookfield Class A Share (subject to adjustment to reflect certain capital events) or its cash equivalent (the form of payment to be determined at the discretion of Brookfield), plus unpaid distributions. Brookfield currently intends to satisfy any exchange requests on the class A exchangeable shares through the delivery of Brookfield Class A Shares rather than cash. Each class A exchangeable share, held on the record date, has voting rights and is entitled to cast one vote at a meeting of shareholders of the company.
The class A exchangeable shares are classified as equity instruments. The class A exchangeable shares are issued capital of the company and as a result are not adjusted for changes in market value.
(e)Class B shares
As described in Note 1 (b)(ii), the company’s equity interests include the class B shares held by Brookfield Reinsurance Class B Partners. Subject to applicable law, quarterly cash distributions may be made in the form of a dividend or a capital reduction resulting in a return of capital or a combination thereof. Distributions on the class B shares will be paid, or in the case of a distribution made pursuant to a capital reduction, will be returned, in each case, at the same time and in the same amount per share as dividends on a Brookfield Class A Shares. The Brookfield Reinsurance Class B Partners are entitled to one vote on any matter and can cast one vote for each class B share held at the record date.
The class B shares are classified as equity instruments. The class B shares are issued capital of the company and as a result are not adjusted for changes in market value.
(f)Class C shares
As described in Note 1 (b)(iii), the company’s equity interests include the class C shares held by Brookfield. The class C shares are non-voting shares that are entitled to the residual economic interest in the company after payment in full of the amount due to holders of our class A exchangeable shares and our class B shares and subject to the prior rights of holders of the Preferred Shares.
The class C shares are classified as equity instruments. The class C shares are issued capital of the company and as a result are not adjusted for changes in market value.

Preferred Shares	Preferred shares
On May 25, 2022, the company issued 98,351,547 Class A Junior Preferred Shares, Series 1 ("preferred shares"), to Brookfield, for proceeds of $2.5 billion. Each preferred share is non-voting and is redeemable at $25 per share. On December 9, 2022, Brookfield Reinsurance issued 2,108,733 Class A Junior Preferred Shares, Series 2 ("preferred shares") for $53 million to Brookfield. Each of these preferred shares is redeemable, together with any accrued and unpaid dividends, at the option of the issuer, subject to certain restrictions. Further, these preferred shares entitle the holders thereof to a fixed cumulative 4.5% preferential cash dividend payable annually as and when declared by the issuer’s board of directors. At December 31, 2022, there was $67 million of accrued dividends (December 31, 2021 - $Nil).
The Class A Junior Preferred Shares are retractable by the holder, at par value together with an amount equal to all dividends accrued and unpaid, on demand, at any point on or after seventh anniversary of the date of issue. The preferred shares are recognized as liability due to the redemption nature on the Combined Consolidated Statements of Financial Position ("Statements of Financial Position") and are classified as amortized cost. The dividends are recognized as interest expense on the Combined Consolidated Statements of Operations ("Statements of Operations").

Business Combinations	Business Combinations
Business combinations are accounted for using the acquisition method. The cost of a business acquisition is measured at the aggregate of the fair values at the date of exchange of assets given, liabilities incurred or assumed, and equity instruments issued in exchange for control of the acquiree. The acquiree’s identifiable assets, liabilities and contingent liabilities are recognized at their fair values at the acquisition date. The interest of non-controlling shareholders in the acquiree, if applicable, is initially measured at the non-controlling shareholders’ proportion of the net fair value of the identifiable assets, liabilities and contingent liabilities recognized.
To the extent the fair value of consideration paid exceeds the fair value of the net identifiable tangible and intangible assets, the excess is recorded as goodwill. To the extent the fair value of consideration paid is less than the fair value of net identifiable tangible and intangible assets, the excess is recognized in net income.
Transaction costs are recorded as operating expenses on the Statements of Operations.

Cash and Cash Equivalents	Cash and cash equivalents
Cash and cash equivalents include cash, demand deposits and short-term investments with original maturities of 90 days or less. The company classifies cash and cash equivalents at amortized cost.
Cash and cash equivalents exclude cash balances, demand deposits and short term investments that are for use by the company as part of the reinsurance funds withheld arrangement (Note 2(m)).

Investments	Short term investments
Short term investments are primarily term deposit and commercial paper with original maturities of over 90 days and less than one year.
(k)Investments
Investments are financial assets which are comprised of debt securities, equity securities and loans and receivables. The company uses settlement date to account for private investment transactions and trade date to account for other investment transactions.
Financial assets are classified into one of the following categories:
•Available for sale ("AFS") assets are measured at fair value, with changes in fair value recognized in other comprehensive income (loss);
•Fair value through profit or loss ("FVTPL") assets are measured at fair value, with changes in fair value recognized in net income (loss); and
•Loans and receivables are measured at amortized cost.
Financial assets supporting future policy benefits within our PRT business are classified as loans and receivables or designated as FVTPL. Financial assets supporting modified coinsurance reserves within reinsurance treaties are designated as FVTPL. Any changes in the fair value of the underlying assets matched to the future policy benefits are directly reflected in the future policy benefits. Unless the asset is deemed to be impaired, changes in the fair value of assets matching these liabilities and changes in the corresponding future policy benefits are directly recognized in the Statements of Operations in order to avoid a mismatch that would otherwise arise. Transaction costs related to FVTPL investments are recognized within net investment income on the Statements of Operations as incurred.
Loans and receivables are measured at amortized cost using the effective interest method, less any applicable provision for impairment. Transaction costs and certain fees the company receives related to loans and receivables are capitalized as a part of the carrying value at initial recognition.
Financial assets are classified according to their nature and use by the company at the time of initial recognition. The remaining financial assets other than FVTPL and loans and receivables are classified as AFS. Unrealized gains (losses) are recognized in other comprehensive income. Upon realization, gains or losses are reclassified to the Statements of Operations and recorded in net investment income. Transaction costs related to AFS investments are capitalized as a part of the carrying value at initial recognition.
Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the company has transferred substantially all the risks and rewards of ownership.
Any gain or loss arising on derecognition is recognized directly in net income and presented in realized gains (losses) on investments within net investment income.

Derivative Financial Instruments and Hedge Accounting	Derivative financial instruments and hedge accounting
The company manages foreign currency exposure and other market risks associated with certain assets and liabilities by using derivative financial instruments such as foreign exchange forwards, cross currency swaps, interest rate swaps, equity-indexed options and bond futures. Derivative financial instruments are classified as held for trading which are measured as FVTPL investments. Derivative financial instruments are recorded at fair value on acquisition date and subsequently revalued at fair value at each reporting date. Derivative financial instruments with positive values are recorded as derivative assets and negative fair values are reported as derivative liabilities. Changes in the fair value of derivatives are recorded in net investment income in the Statements of Operations.
Hedge accounting is applied when the derivative is designated as a hedge of a specific exposure and there is assurance that it will continue to be effective as a hedge based on an expectation of offsetting fair values. Hedge accounting is discontinued prospectively when the derivative no longer qualifies as a hedge or the hedging relationship is terminated. For those derivatives which qualify and have been designated as fair value hedges, net income includes the changes in the fair value of both the derivative instrument and the hedged risk. The hedged item carrying amount shall be adjusted for the gain or loss.
In some instances, the company holds collateral to offset exposure from its counterparties relating to its derivative instruments. Collateral that supports credit risk is reported in the Statements of Financial Position as an offset to other invested assets with an associated payable to other liabilities for excess collateral.
Derivatives embedded in reinsurance contracts which are not closely related to the host contract are separated and measured at fair value in the Statements of Financial Position. Changes in the fair value are included in the net investment results from funds withheld in the Statements of Operations.

Reinsurance Funds Withheld, Reinsurance Assets and Funds Withheld Liabilities	Reinsurance funds withheldReinsurance funds withheld is a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements in which NER Ltd. and NER SPC, indirect wholly owned subsidiaries of the company, act as reinsurers. The receivable represents assets that are held in custodial accounts that are legally segregated from the third-party ceding companies’ general accounts and are managed by NER Ltd. and NER SPC. The assets are typically cash and cash equivalents and fixed income asset types. In the event of ceding companies' insolvency, NER Ltd. and NER SPC would need to assert a claim on the assets supporting the reserve liabilities. However, NER Ltd. and NER SPC have the ability to offset amounts owed to the ceding companies. Interest generally accrues on these assets based upon the investment earnings on the underlying investments. The company is subject to the investment performance and has all economic rights and obligations on the funds withheld assets, in a fashion similar to the invested assets held directly by NER Ltd. and NER SPC. The underlying agreements contain embedded derivatives as discussed in Derivative financial instruments (Note 2(l)).Reinsurance assets
In the normal course of business, BAC and American National are users of reinsurance in order to limit the potential for losses arising from certain exposures. To the extent that third party reinsurers are unable to meet their obligations, BAC and American National remain liable to its policyholders for the portion reinsured.
Reinsurance assets are estimated amounts due to the company from reinsurers related to paid and unpaid ceded claims and claim adjustment expenses ("CAE") and are presented net of a reserve for collectability. Recoveries of gross ultimate losses under our non-catastrophe reinsurance are estimated by a review of individual large claims and the ceded portion of IBNR using assumed distribution of loss by percentage retained. Recoveries of gross ultimate losses under our catastrophe reinsurance are estimated by applying reinsurance treaty terms to estimates of gross ultimate losses. The most significant assumption is the average size of the individual losses for those claims that have occurred but have not yet been reported and our estimate of gross ultimate losses. The ultimate amount of the reinsurance ceded recoverable is unknown until all losses settle.
At each reporting date, the reinsurance assets, if any, are assessed for impairment. If there is objective evidence that the reinsurance assets are not recoverable and the impact of the event can be reliably measured, an impairment loss is recognized for the amount by which the carrying amount exceeds the recoverable amount.
Funds withheld liabilitiesFunds withheld liabilities represent the payable for amounts contractually withheld in accordance with reinsurance agreements where BAC acts as a cedant. While the assets in the funds withheld liabilities are legally owned by BAC, the reinsurer is subject to all investment performance and economic rights and obligations to the funds withheld assets similar to invested assets held directly by the reinsurer. BAC’s funds withheld liabilities balance includes cash and cash equivalents, fixed income securities and derivatives carried at fair value and is credited with premiums, investment income (loss), benefits payable and other expenses deducted as incurred at cost.
Investment in Associates, Joint Ventures and Other Limited Partnership Interests	Investment in associates, joint ventures and other limited partnership interests
Associates are entities over which the company exercises significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but without control or joint control over those policies. Joint ventures are joint arrangements whereby the parties that have joint control of the arrangement have the rights to the net assets of the joint arrangement. Joint control is the contractually agreed sharing of control over an arrangement, which exists only when decisions about the relevant activities require unanimous consent of the parties sharing control. Other limited partnership interests are partnership arrangements in which the company has the ability to exercise significant influence over the investee’s operations, but it does not have a controlling interest and is not the primary beneficiary.
The equity method is used to account for the company’s investments in associates, joint ventures and other limited partnership interests within the Statements of Financial Position and the Statements of Operations.
Interests in associates, joint ventures and other limited partnership interests accounted for using the equity method are initially recognized at cost. At the time of initial recognition, if the cost of the associate or joint venture or other limited partnership interests is lower than the proportionate share of the investment's underlying fair value, the company records a gain on the difference between the cost and the underlying fair value of the investment in net income. If the cost of the associate or joint venture or other limited partnership interests is greater than the company’s proportionate share of the underlying fair value, goodwill relating to the associate or joint venture or other limited partnership interests is included in the carrying amount of the investment.
Subsequent to initial recognition, the carrying value of the company’s interest in an associate or joint venture or other limited partnership interests is adjusted for the company’s share of comprehensive income and distributions of the investee. Profit and losses resulting from transactions with an associate or joint venture or other limited partnership interests are recognized in the financial statements based on the interests of unrelated investors in the investee. The carrying value of associates or joint ventures or other limited partnership interests is assessed for impairment indicators at each reporting date. Impairment losses on equity accounted investments may be subsequently reversed in net income.
Property and Equipment	Property and equipment
Items of property and equipment are measured at cost less accumulated depreciation and accumulated impairment losses, if any. Cost includes expenditures that are directly attributable to the acquisition of the asset. The costs of assets include the cost of materials and direct labour, any other costs directly attributable to bringing the assets to a working condition for their intended use, and the cost of dismantling and removing the items and restoring the site on which they are located.
Depreciation of property and equipment commences when it is available for use. Property and equipment are depreciated on a straight-line basis over the estimated useful lives of each component of the property and equipment. The estimated useful lives of the property and equipment are three to thirty years.
Leasehold improvements are depreciated over the period of the lease or estimated useful life, whichever is the shorter, on a straight-line basis. The estimated useful lives, residual values and depreciation methods are reviewed at the end of each annual reporting period, with the effect of any changes recognized on a prospective basis.

Intangible Assets	Intangible assets
Intangible assets consist of capitalized costs of estimated fair value of computer software, distributor relationships, trade name and insurance licenses. Intangible assets are included in other assets within the Statements of Financial Position.
Definite-lived intangible assets are carried at cost less accumulated amortization. Amortization expense is primarily calculated using the straight-line amortization method.
The company assesses the impairment of definite-lived intangible assets in accordance with its policy for the impairment of property and equipment. The company assesses the impairment of indefinite-lived intangible assets in accordance with its policy for the impairment of goodwill.
(i)Distributor Relationships
The distribution assets reflect relationships American National has with third-party intermediaries that sell new business for the company. These assets are valued using the multi-period excess-earnings method, which derives value based on the present value of the after-tax cash flows attributable to the intangible asset only. The average useful life of distributor relationships is 19 years.
(ii)Trade Name
This represents American National's trade name and was valued using the relief from royalty method, which derives value based on present value of the after-tax royalty savings attributable to owning the intangible asset. The useful life of the trade name is 10 years.
(iii)Insurance Licenses
Given the highly regulated nature of the insurance industry, companies are required to hold certain licenses to operate. These licenses are valued using the comparable transaction method based on observable license transactions in the insurance industry. Insurance licenses represent an indefinite-lived intangible asset.
Interest rate benchmark reform
Various interest rate benchmarks including London Interbank Offered Rate ("LIBOR") are the subject of international regulatory guidance and proposals for reform. Regulators in various jurisdictions have advocated for the transition from Interbank Offered Rates ("IBORs") to alternative reference rates, based on risk-free rates determined using actual market transactions. As a result, many LIBOR values, including 1-week and 2-month US LIBOR, were discontinued on December 31, 2021. The remaining US LIBOR values will be discontinued on June 30, 2023.
Similarly, on May 16, 2022, it was announced that the publication and calculation of all tenors of Canadian Dollar Offered Rate ("CDOR") will be permanently ceased after June 28, 2024. Concurrently, OSFI published their expectation that Federally Regulated Financial Institutions transition all derivatives and securities to alternative reference rates by June 30, 2023, with no new CDOR exposures after that date, with limited exceptions.
As at December 31, 2022, the company had $641 million non-derivative financial assets benchmarked to US LIBOR (2021 – $425 million) with a maturity date beyond June 30, 2023 for US LIBOR. In addition, with respect to the company's derivative instruments, the notional amounts of $5 million were benchmarked to US LIBOR (2021 – $6 million) and $14 million benchmarked to CDOR (2021 – $84 million) with a maturity date beyond June 30, 2023 for US LIBOR and June 28, 2024 for CDOR.
As at December 31, 2022, the company has completed the transition to the Secured Overnight Financing Rate ("SOFR") for the debt benchmarked to LIBOR.

Deferred Acquisition Costs and Value of Business Acquired	Deferred acquisition costs and value of business acquired
Deferred policy acquisition costs (“DAC”) are capitalized costs related directly to the successful acquisition of new or renewal insurance contracts. Significant costs are incurred to acquire insurance, reinsurance, and annuity contracts, including commissions and certain underwriting, policy issuance, and processing expenses.
DAC on Reinsurance business is amortized over the life of the policies in proportion to the estimated gross profits. Costs that are directly related to the successful acquisition of reinsurance contracts are capitalized as DAC to the extent that they are recoverable from gross profits. These costs consist of commission and policy issuance costs, as well as sales inducements credited to policyholder account balances.
Effective October 1, 2022, the company made a change in accounting policy to treat the difference between the amount paid for reinsurance contracts and the amount of the liabilities for policy benefits relating to the underlying reinsured contracts as the cost of reinsurance that is deferred and amortized over the reinsurance contract. This was applied retrospectively as it resulted in reliable and more relevant information about the effects of the reinsurance treaty on the company's financial conditions and performance.
DAC on traditional life, including limited-pay contracts, and health products is amortized with interest over the anticipated premium-paying period of the related policies in proportion to the ratio of annual premium revenue expected to be received over the life of the policies. Expected premium revenue is estimated by using the same mortality, morbidity, and withdrawal assumptions used in computing liabilities for future policy benefits.
DAC on universal life and investment-type contracts is amortized as a level percentage of the present value of anticipated gross profits from investment yields, mortality, and surrender charges. The effect of the realization of unrealized gains (losses) on DAC is recognized in net unrealized loss on available for sale securities in the Statements of Financial Position as of the reporting date. A change in interest rates could have a significant impact on DAC calculated for these contracts.
DAC associated with property and casualty business is amortized over the coverage period of the related policies, in relation to premiums earned.
DAC on participating whole life products is amortized in proportion to estimated gross margins. Estimated gross margins are equal to premiums, plus investment income, less benefits, less expenses not included in DAC, less the change in reserves, less dividends.
For short-duration and long-duration contracts, DAC is grouped consistent with the manner in which insurance contracts are acquired, serviced, and measured for profitability and is reviewed for recoverability based on the profitability of the underlying insurance contracts. Investment income is anticipated in assessing the recoverability of DAC for short-duration contracts.
Value of Business Acquired ("VOBA") is the intangible asset representing the value assigned to contracts already in force.
In conjunction with the acquisition of insurance policies or investment contracts, a portion of the purchase price is allocated to the right to receive future gross profits from cash flows and earnings of associated insurance policies and investment contracts. This intangible asset is based on the actuarially estimated present value of future cash flows from associated insurance policies and investment contracts acquired. The estimated present value of future cash flows used in the calculation of VOBA is based on certain assumptions, including mortality, persistency, expenses and interest rates that the company believes to be those of a market participant. The company amortizes VOBA based on the estimated premium earning patterns.
Investment Properties	Investment propertiesInvestment properties are held primarily to earn rental income or capital appreciation or for both, but are not for sale in the ordinary course of business. The company accounts for its investment properties in accordance with IAS 40 Investment Property (“IAS 40”). Investment properties including related improvements are stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 15 to 50 years). Rental income is recognized on a straight-line basis over the term of the respective lease and is measured, depreciated and assessed for impairment in the same manner as property and equipment.
Goodwill	GoodwillGoodwill is measured as the excess of the sum of the consideration transferred over the net of the acquisition-date amounts of the identifiable assets acquired and the liabilities assumed. Goodwill is allocated to the cash-generating unit or units to which it relates. The company identifies cash-generating units as identifiable groups of assets that are largely independent of the cash inflows from other assets or groups of assets.
Goodwill is evaluated for impairment annually or more often if events or circumstances indicate there may be impairment. Impairment is determined for goodwill by assessing if the carrying value of a cash-generating unit, including the allocated goodwill, exceeds its recoverable amount determined as the greater of the estimated value-in-use and fair value less costs of disposal. Impairment losses recognized in respect of a cash-generating unit are first allocated to the carrying value of goodwill and any excess is allocated to the carrying amount of assets in the cash-generating unit. Any goodwill impairment is charged to profit or loss in the period in which the impairment is identified. Impairment losses on goodwill are not subsequently reversed. In the year of a business acquisition, the recoverability of the acquired goodwill is assessed by revisiting the assumptions of the related underwriting model.
The company assesses the impairment of goodwill by reviewing the value-in-use or fair value less costs of disposal of the cash-generating units to which goodwill has been allocated. The company uses the following significant assumptions and estimates: the circumstances that gave rise to the goodwill, timing and amount of future cash flows expected from the cash-generating unit, discount rates, terminal capitalization rates, terminal valuation dates, useful lives and residual values.

Separate Account Assets and Liabilities	Separate account assets and liabilitiesSeparate account assets and liabilities are funds that are held separate from the general assets and liabilities of the company. Separate account assets include funds representing the investments of variable insurance product contract holders, who bear the investment risk of such funds. Investment income and investment gains and losses from these separate funds accrue to the benefit of the contract holders. The company reports separately, as assets and liabilities, investments held in such separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the company's general account liabilities; (iii) investments are directed by the contract holder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contract holder. In addition, the company's qualified pension plan assets are included in separate accounts. The assets of these accounts are carried at fair value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses in the Statements of Operations. Separate accounts are established in conformity with insurance laws and are not chargeable with liabilities that arise from any other business of the company.
Assets Pledged as Collateral and Collateralized Borrowing Transactions	Assets pledged as collateral
The company receives and pledges collateral in respect to certain derivative contracts, in order to meet its contractual obligations. The amount of collateral required is determined by the valuation of each contract on a mark-to-market basis and the type of collateral to be deposited is specified within the agreement with each counterparty.
Collateral pledged continues to be recognized in the Statements of Financial Position as the company retains all rights related to these assets.
Collateral received is not recognized in the Statements of Financial Position unless the company acquires the rights relating to the economic risks and rewards related to these assets.
(w)Collateralized borrowing transactions
Securities sold under repurchase agreements are collateralized borrowing transactions. A repurchase agreement provides the lender of securities the right to receive from the counterparty sufficient cash to purchase the same securities at the maturity of the agreement. These transactions are measured at amortized cost and are recorded at amounts at which the securities were initially sold.
The company recognizes an asset in the Statements of Financial Position, representing the cash received, and a liability for the same amount, representing the obligation to repurchase the loaned bonds. Repurchase agreements with the same counterparty are presented net in the Statements of Financial Position, when the criteria to offset are met.

Classification of Financial Instruments	Classification of financial instrumentsAccrued investment income, reinsurance recoverable, premium due and other receivables, due from related party, private loans, mortgage loans, other loans and other assets have been classified as loans and receivables. Due to related party, reinsurance payable, note payable, corporate borrowings, subsidiary borrowings, and other liabilities have been classified as other financial liabilities. Loans and receivables and other financial liabilities are measured at amortized cost. Further details of the financial instruments are described in Note 4.
Right of Offset	Right of offset
Amounts presented in these financial statements are presented on a net basis when there exists both a legally enforceable right to offset the recognized amounts and an intention to settle on a net basis, or to realize the asset and settle the liability simultaneously.
For derivative financial instruments, the company has a right of offset in the event of default, insolvency, bankruptcy or other early termination under the master netting agreements. As our rights of offset are conditional, derivative financial instruments are not offset in the Statements of Financial Position.

Impairment	Impairment
At each reporting date, financial assets are assessed for impairment indicators. The company considers an impairment loss if it deems it unlikely that it will be able to recover all amounts due according to the contractual terms of the obligation. For AFS equity investments, a significant and prolonged decline in the fair value of the security below its cost is considered to be objective evidence of impairment. For all other financial assets, there must be observable data about the loss events, such as, but not limited to, the issuer’s financial difficulty, a bankruptcy, default of payment of principal or interest, or specific adverse conditions affecting an industry or a region.
For financial assets measured at amortized cost, the amount of the impairment loss is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows. The impairment loss is recorded in the Statements of Operations.
For financial assets measured at amortized cost, if, in a subsequent period, the amount of the impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized, the impairment loss is reversed through profit or loss to the extent that the carrying amount of the investment at the date the impairment is reversed does not exceed what the amortized cost would have been had the impairment not been recognized. In respect to AFS equity securities, impairment losses previously recognized in profit or loss are not reversed through profit or loss. Any increases in fair value subsequent to an impairment loss is recognized in other comprehensive income. In respect of AFS debt securities, impairment losses are subsequently reversed through profit or loss if an increase in the fair value of the investment can be objectively related to an event occurring after the recognition of the impairment loss. The reversal cannot exceed the impairment expense amount. The amount of reversal is recorded in the Statements of Operations.
At each reporting date, or whenever events or changes in circumstances indicate that the carrying amount may not be recoverable, non-financial assets that are measured at amortized cost are reviewed for impairment. In addition, irrespective of whether there is any indication of impairment, intangible assets not yet available for use are tested for impairment annually. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell and value in use.

Future Policy Benefits, Policyholders’ Account Balances, Policy and Contract Claims and Other Policyholder Funds	Future policy benefits
Contract classifications
Contracts under which the company accepts significant insurance risk from a policyholder are classified as insurance contracts in accordance with IFRS 4 Insurance Contracts (“IFRS 4”) on the Statements of Financial Position. A contract is considered to have significant insurance risk if, and only if, an insured event could cause an insurer to make significant additional payments in any scenario, excluding scenarios that lack commercial substance at the inception of the contract. Contracts under which the company does not accept significant insurance risk are classified as either investment contracts or considered a service contract and are accounted for in accordance with IAS 39 Financial Instruments: Recognition and Measurement or IFRS 15 Revenue from Contracts with Customers, respectively. Once a contract has been classified as an insurance contract, it remains an insurance contract for the remainder of its term, even if the insurance risk reduces significantly during the year, unless all rights and obligations are extinguished or expire. Investment contracts can be reclassified as insurance contracts if insurance risk subsequently becomes significant.
Measurement
Future policy benefits are determined by BAC using the Canadian Asset Liability Method (“CALM”), in accordance with the standards of the Canadian Institute of Actuaries (“CIA”) and as permitted by IFRS 4. BAC’s Appointed Actuary is responsible for determining the amount of future policy benefits in accordance with standards established by the CIA. CALM is used to determine future policy benefits and incorporates best-estimate assumptions for longevity, future investment yields, administration costs, margins for adverse deviation and inflation. Margins for adverse deviation are necessary to provide for possibilities of misestimation and future deterioration in the best estimate assumptions, and provide reasonable assurance that future policy benefits cover a range of possible outcomes. Margins are reviewed periodically for continued appropriateness.
Future policy benefits are determined by NER Ltd. using a reserve methodology under accounting principles generally accepted in the United States of America ("US GAAP"), as permitted by IFRS 4. Future policy benefits are carried at the accumulated contract holder values without reduction for potential surrender or withdrawal charges. These are equal to the balance that accrues to the benefit of the policyholders as of the reporting date (commonly referred to as the account value), including policyholders’ accumulated net deposits plus a guaranteed rate of interest credited, less policyholder deaths and withdrawals. Future policy benefits are further evaluated using accepted actuarial valuation methods based on assumptions related to mortality, withdrawals, surrender and deposit rates, determined when the policies are assumed.
Future policy benefits are determined by NER SPC using US GAAP reserve methodology, as permitted by IFRS 4. Future policy benefits for fixed index annuity contracts (with embedded derivatives) are carried at fair value with an explicit margin added to the mortality, lapse and partial withdrawal assumptions. The host contract and the embedded derivative are bifurcated. The embedded derivative cash flows incorporate a risk margin and are discounted using a rate that reflects our own credit rating. The host contract is established at contract inception as the initial value less the initial fair value of the embedded derivative and accreted over the policy’s life. The host value’s accretion rate is updated each quarter so that the present value of the actual and expected guaranteed cash flows is equal to the initial host.
An additional liability is established for Life Income Benefit Rider (“LIBR”) benefits -withdrawals paid after the contract account value is exhausted. The liability accrues in proportion to contractual assessments using the crediting interest rate. The present value of expected excess benefits and assessments is projected over a range of stochastic equity scenarios. Retrospective unlocking is performed by replacing mean stochastic projected assessments and benefits with actual, revising projections of future experience and resolving for the portion of assessments required.
Key reserve assumptions are based on industry standard data adjusted to align with actual experience, if necessary. The company periodically reviews actual and anticipated experience compared to the assumptions used to establish future policy benefit reserves. Due to the many assumptions and estimates used in establishing reserves, and the long-term nature of the reinsurance contracts, the reserving process, while based on standard actuarial practices, is inherently uncertain.
Future policy benefits are determined by American National using US GAAP reserve methodology, as permitted by IFRS 4. Liabilities for future policy benefits for traditional products have been provided on a net level premium method based on estimated investment yields, withdrawals, mortality, and other assumptions that were appropriate at the time the policies were issued. Upon acquisition, the fair value of future policy benefits was determined using a Defined Valuation Net Premium (DVMP) method. Key assumptions used in calculating the fair value of future policy benefits include the net to gross premium ratio, discount rates and Provisions for Adverse Deviation (PADs) including mortality and inflation. Estimates are based on historical experience adjusted for possible adverse deviation. These estimates are periodically reviewed and compared with actual experience. When it is determined that future expected experience differs significantly from existing assumptions, the estimates are revised for current and future issues.
Included within future policy benefits are amounts related to certain contracts or blocks of business that have negative VOBA. Negative VOBA is amortized over the duration of the respective contracts, being 30 years using the straight-line method. We record the fair value of the liabilities assumed in two components: reserves and VOBA. Reserves are established using our best estimate assumptions consistent with the policies described below for future policy benefits and interest sensitive contract liabilities. VOBA is the difference between the fair value of the liabilities and the reserves. Any negative VOBA is recorded within the associated reserves.
(ab)Policyholders’ account balances
Policyholders' account balances represent the contract value that has accrued to the benefit of the policyholders related to universal-life and investments-type contracts. For fixed products, these are generally equal to the accumulated deposits plus interest credited, reduced by withdrawals, payouts, and accumulated policyholder assessments. Indexed product account balances are equal to the sum of host and embedded derivative reserves computed per derivative accounting guidance.
(ac)Policy and contract claims
Policy and contract claims are established to provide for the estimated costs of paying claims. These reserves include estimates for both case reserves and incurred but not reported claims (“IBNR”) liabilities. Case reserves include the liability for reported but unpaid claims. IBNR liabilities include a provision for potential development on case reserves, losses on claims currently closed which may reopen in the future, as well as IBNR claims. These liabilities also include an estimate of the expense associated with settling claims, including legal and other fees, and the general expenses of administering the claims adjustment process.
(ad)Other policyholder funds
Other policyholder funds consist of liabilities related to dividends payable on participating business. For the majority of this participating business, profits earned are reserved for the payment of dividends to policyholders, except for the stockholders' share of profits on participating policies. Participating policyholders' interest includes the accumulated net income from participating policies reserved for payment to such policyholders in the form of dividends, less net income allocated to stockholders, as well as a pro rata portion of unrealized investment gains (losses), net of tax.
Structured Entities	Structured entities
The company invests a portion of its assets in structured entities that issue debt and preferred securities to subsidiaries of the company, and its reinsurance treaty accounts. The company controls these entities, and as a result, these entities are consolidated within the company’s financial statements. The company assesses the variable returns determination for the structured entities on an ongoing basis.
Liabilities of the entities that do not eliminate upon consolidation are recorded as liabilities of structured entities.
The carrying amount of the company’s investment in the consolidated structured entities is determined in accordance with the company’s accounting policies for the underlying securities held within the structured entities.

Reinsurance Assumed	Reinsurance assumed
NER Ltd. closed a retrocession agreement on September 3, 2021 with a third party insurance company to reinsure multi-year guarantee fixed annuities. At the time of closing, the retrocession agreement had a retrospective effective date of April 1, 2021, representing the date on which the company has the reinsurance contractual obligations.
NER Ltd. assumes insurance contracts under modified coinsurance arrangements (“Modco arrangements”).
Assets and liabilities assumed under Modco arrangements are presented gross on the balance sheet. For insurance contracts, the change in assumed reserves and benefits are presented as change in insurance reserves on the Statements of Operations. Assumed premiums are included in premiums on the Statements of Operations. Expenses outside of account value, such as commissions and federal excise taxes, are included in other reinsurance expenses in the Statements of Operations.
NER SPC closed a retrocession agreement on October 8, 2021 with an insurance company which was the company's associate to reinsure fixed indexed annuities. At the time of closing, the retrocession agreement had a retrospective effective date of July 1, 2021, representing the date on which the company has the reinsurance contractual obligations.
NER SPC assumes insurance contracts under Modco arrangements and Coinsurance. NER SPC generally has the right of offset on reinsurance contracts but have elected to present reinsurance settlement amounts due to and from the cedant on a gross basis.
Deferred Revenue	Deferred revenueThe deferred revenue for interest-sensitive life and investment-type contracts is amortized over the life of the policies. Different amortization methods are permissible, one of these methods being present value of estimated gross profits. However, if estimated gross profits are expected to be negative, alternative amortization techniques are to be used. Given the absence of initial profits for NER Ltd., the deferred revenue is amortized by number of in-force policies. Estimates of in-force policy numbers are based on assumptions using accepted actuarial methods. Amortization is recorded in total revenue within the Statements of Operations.
Participating Insurance Policies	Participating insurance policies
For the majority of participating business, profits earned are reserved for the payment of dividends to policyholders, except for the stockholders' share of profits on participating policies, which is limited to the greater of 10% of the profit on participating business, or 50 cents per thousand dollars of the face amount of participating life insurance in-force. Participating policyholders' interest includes the accumulated net income from participating policies reserved for payment to such policyholders in the form of dividends (less net income allocated to stockholders as indicated above) as well as a pro rata portion of unrealized investment gains (losses).
For all other participating business, the allocation of dividends to participating policy owners is based upon a comparison of experienced rates of mortality, interest and expenses, as determined periodically for representative plans of insurance, issue ages and policy durations, with the corresponding rates assumed in the calculation of premiums.

Premium, Benefits, Claims Incurred, and Expenses	Premium, benefits, claims incurred, and expenses
Traditional ordinary life and health premiums are recognized as revenue when due. Benefits and expenses are associated with earned premiums to result in recognition of profits over the term of the insurance contracts.
Annuity premiums received on limited-pay and supplemental annuity contracts involving a significant life contingency are recognized as revenue when due. Deferred annuity premiums are recorded as deposits rather than recognized as revenue. Revenues from deferred annuity contracts are principally surrender charges and, in the case of variable annuities, administrative fees assessed to contract holders.
Universal life and single premium whole life revenues represent amounts assessed to policyholders including mortality charges, surrender charges actually paid, and earned policy service fees. Amounts included in benefits are claims in excess of account balances returned to policyholders and interest credited to account balances.
Property and casualty premiums are recognized as revenue over the period of the contract in proportion to the amount of insurance protection, which is generally evenly over the contract period. Claims incurred consist of claims and CAE paid and the change in reserves.
Gross premiums for PRT and reinsurance issued are recognized as revenue when due and collection is reasonably assured. When premiums are recognized, future policy benefits are computed, the result being that benefits and expenses are matched with such revenue. Premiums ceded are recognized when due and in accordance with the terms of the contractual agreement between the company and reinsurer. Premium refunds, if any, are recognized on an accrual basis. Gross benefits and benefits ceded are recorded in the Statements of Operations when they are due and incurred.

Pension and Postretirement Benefit Plans	Pension and postretirement benefit plans
Pension and postretirement benefit obligations and costs for our frozen benefit plans are estimated using assumptions including demographic factors such as retirement age and mortality.
The company uses a discount rate to determine the present value of future benefits on the measurement date. The guideline for setting this rate is a high-quality long-term corporate bond rate. For this purpose, a hypothetical bond portfolio to match the expected monthly benefit payments under the pension plan was constructed with the resulting yield of the portfolio used as a discount rate.
In developing the investment return assumption, we relied on a model that utilizes the following factors:
•Current yield to maturity of fixed income securities
•Forecasts of inflation, GDP growth, and total return for each asset class
•Historical plan performance
•Target asset allocation
•Standard deviations and correlations related to historical and expected future returns of each asset class and inflation
The resulting assumption is the assumed rate of return for the plans' target asset allocation, net of investment expenses, and reflects anticipated returns of the plans' current and future assets.
Using this approach, the calculated return will fluctuate from year to year; however, it is the company's policy to hold this long-term assumption relatively constant.

Net Investment Income and Net Investment Results From Funds Withheld	Net investment income
Interest income is calculated using the effective interest method.
Dividend income is recognized when the right to receive payments is established.
Realized gains (losses) on investments and derivatives represent the difference between net sale proceeds and the purchase price.
Unrealized gains (losses) on investments and derivatives measure the difference between the fair value of investments at the end of each reporting date and their purchase price. The net movement reflects both unrealized gains and losses recognized during the year adjusted for any prior period unrealized gains and losses which have been realized in the current accounting period.
Investment upfront fees are considered to be loan origination fees and are capitalized as part of the carrying value of the loans and receivables as received and amortized over the life of the loans.

(am)Net investment results from funds withheld
Net investment results from funds withheld include investment income on funds withheld investments and changes in the fair value of derivatives embedded in reinsurance contracts, as discussed in Note 2(l). Changes in the fair value of the embedded derivative are included in the net investment results from funds withheld in the Statements of Operations.

Leases	Leases
IFRS 16 Leases (“IFRS 16”) specifies how to recognize, measure, present, and disclose leases. The standard provides a single lessee accounting model, requiring lessees to recognize assets and liabilities for all leases.
The company assesses whether a contract is, or contains, a lease based on whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
If a contract contains a lease, the company will recognize a right-of-use (“ROU”) asset and a lease liability at the lease commencement date. The ROU asset and lease liability are initially measured as an amount equal to the present value of the remaining lease payments over the lease. The discount rate used is the interest rate implicit in the lease or, if that rate cannot be readily determined, the company’s incremental borrowing rate. Generally, the company uses its incremental borrowing rate as the discount rate.
The ROU asset is depreciated to the earlier of the end of the useful life or lease term using the straight-line method as this reflects the expected pattern of use. At each reporting date, the company assesses whether there is any indication that the ROU asset may be impaired. If an impairment indicator exists, then the company will adjust the value of the ROU asset to its recoverable amount and an impairment loss is recognized. The ROU asset is included in property and equipment in the Statements of Financial Position.
The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made. It is remeasured when there is a change in future lease payments arising from a change in rates or there is a change in the company’s estimate of the amount expected to be payable. The lease liability is included in other liabilities in the Statements of Financial Position.

Income Taxes	Income taxes
Current tax assets and liabilities are measured at the amount expected to be recovered from or paid to taxation authorities within a year. The tax rates and tax laws used to compute the amounts are those that are enacted or substantively enacted at the end of each year.
Deferred income tax assets are recognized to the extent that it is probable that taxable profits will be available against which the unused tax losses or unused tax credits can be utilized by the company. To the extent that it is not probable that taxable profit will be available against which the unused tax losses or unused tax credit can be utilized, the deferred tax asset is not recognized.
Deferred income tax liabilities are provided for using the liability method on temporary differences between the tax bases used in the computation of taxable income and carrying amounts of assets and liabilities in the financial statements. Deferred income tax liabilities are recognized for taxable temporary differences, except where the company is able to control the reversal of the temporary difference and it is probable that the temporary differences will not reverse in the foreseeable future.
Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realized, based on the tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period. The measurement of deferred tax assets and liabilities reflects the tax consequences that would follow from the manner in which the company expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.
Deferred income tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority within a single taxable entity, or the company intends to settle its current tax assets and liabilities on a net basis in the case where there exists different taxable entities in the same taxation authority and when there is a legally enforceable right to set off current tax assets against current tax liabilities.

Provisions	Provisions
Provisions are recognized when the company has a present obligation, either legal or constructive, as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. The expense is recognized in the Statements of Operations, net of any reimbursement.
The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. Where a provision is measured using the cash flows estimated to settle the obligation, its carrying amount is the present value of those cash flows.
When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, the receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount of the receivable can be measured reliably.

Foreign Currencies	Foreign currencies
The USD is the functional and presentation currency of the company.
Foreign currency denominated monetary assets and liabilities of the company are translated using the rate of exchange prevailing at the reporting date and non-monetary assets and liabilities measured at fair value are translated at the rate of exchange prevailing at the date when the fair value was determined. Revenues and expenses are measured at average rates during the year. Gains or losses on translation of these items are included in net income. Foreign currency denominated non-monetary assets and liabilities, measured at historic cost, are translated at the rate of exchange at the transaction date.
For purposes of presenting the financial statements, assets and liabilities of the company are translated using the exchange rate prevailing at the reporting date. Revenue and expenses are measured at transactional or average rates during the year. Gains or losses on translation of these items are included in other comprehensive income.

Segments	SegmentsIn accordance with IFRS 8 Operating Segments, the company uses a management approach to determine operating segments. The management approach considers the internal organization and reporting used by the company’s chief operating decision maker (“CODM”) for making decisions, allocation of resources and assessing performance. The company’s CODM has been identified as the Chief Executive Officer who reviews the results of operations when making decisions about allocating resources and assessing performance of the company. Our operations were reorganized into three reportable segments during the second quarter of 2022: Reinsurance, PRT and Direct Insurance (see Note 24).
Earnings Per Share	Earnings per share
The holders of the class C shares are entitled to receive distributions if, and when declared or authorized. Our Board of Directors has adopted a policy that class C share distributions will be paid quarterly in an amount equal to the company’s distributable earnings (as determined by management of the company) after payment of distributions on the class A exchangeable shares, class B shares and any other shares ranking senior to the class C shares and after provision for expenses, anticipated cash needs, and other similar adjustments. Total outstanding class C shares have been used to calculate basic earnings per share. Class A exchangeable shares and class B shares are not considered participating securities nor considered to be ordinary shares, and consequently per share amounts for these classes of shares have not been presented.
Basic earnings per share attributable to class C shareholders are calculated by dividing the company's net income for the year, less distributions payable to class A exchangeable and class B shareholders, by the weighted average number of class C shares outstanding during the year.
Basic and diluted earnings per share for the year ended December 31, 2020 of $18.92, were calculated by dividing the net income attributable to Brookfield for the year by the weighted average number of the common shares from Brookfield Annuity Holdings Inc., which was a wholly owned subsidiary of Brookfield (2020 – 85 million). The earnings per share amount for December 31, 2020 is not comparable to the earnings per share amount for the years ended December 31, 2021 and December 31, 2022 as a result of the Spin-off and the issuance of Class A exchangeable shares, class B shares and class C shares on June 28, 2021. Further details of the Spin-off are described in Note 1(b)
Interest Rate Benchmark Reform	Interest rate benchmark reform
Various interest rate benchmarks including London Interbank Offered Rate ("LIBOR") are the subject of international regulatory guidance and proposals for reform. Regulators in various jurisdictions have advocated for the transition from Interbank Offered Rates ("IBORs") to alternative reference rates, based on risk-free rates determined using actual market transactions. As a result, many LIBOR values, including 1-week and 2-month US LIBOR, were discontinued on December 31, 2021. The remaining US LIBOR values will be discontinued on June 30, 2023.
Similarly, on May 16, 2022, it was announced that the publication and calculation of all tenors of Canadian Dollar Offered Rate ("CDOR") will be permanently ceased after June 28, 2024. Concurrently, OSFI published their expectation that Federally Regulated Financial Institutions transition all derivatives and securities to alternative reference rates by June 30, 2023, with no new CDOR exposures after that date, with limited exceptions.
As at December 31, 2022, the company had $641 million non-derivative financial assets benchmarked to US LIBOR (2021 – $425 million) with a maturity date beyond June 30, 2023 for US LIBOR. In addition, with respect to the company's derivative instruments, the notional amounts of $5 million were benchmarked to US LIBOR (2021 – $6 million) and $14 million benchmarked to CDOR (2021 – $84 million) with a maturity date beyond June 30, 2023 for US LIBOR and June 28, 2024 for CDOR.
As at December 31, 2022, the company has completed the transition to the Secured Overnight Financing Rate ("SOFR") for the debt benchmarked to LIBOR.

Accounting Estimates and Judgements	Accounting estimates and judgementsThe preparation of the financial statements in accordance with IFRS requires management to make assumptions and estimates that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements. Estimates are subject to uncertainty and can therefore differ significantly from actual results. The items most susceptible to changes in estimates and assumptions include the measurement of future policy benefits, policy and contract claims, reinsurance assets, the fair value of financial assets determined using valuation techniques, the impairment of financial instruments and purchase price accounting. Actual results may differ from our estimates thereby impacting the financial statements. Outcomes within the next financial year that are different from assumptions could require a material adjustment to the carrying amount of the asset or liability affected.Management judgment is also used in applying the accounting policies used to prepare the financial statements. The items most susceptible to changes in estimate and judgements are the measurement of embedded derivatives (Note 5), reinsurance assets (Note 13 and 14), future policy benefits (Note 13) and policy and contract claims (Note 14), and impairment of available-for-sale securities and loans and receivables (Note 4) and goodwill (Note 11).
Recently Adopted Accounting Standards and Future Accounting Policy Changes	Recently adopted accounting standards
Amendments to IFRS 3 - Business Combinations ("IFRS 3")
The amendments add an exception to the recognition principle of IFRS 3 to avoid the issue of potential ‘day 2’ gains or losses arising from liabilities and contingent liabilities that would be within the scope of IAS 37, Provisions, Contingent Liabilities and Contingent Assets (“IAS 37”), or IFRIC 21, Levies (“IFRIC 21”), if incurred separately. The exception requires entities to apply the criteria in IAS 37 or IFRIC 21, respectively, instead of the Conceptual Framework, to determine whether a present obligation exists at the acquisition date. At the same time, the amendments add a new paragraph to IFRS 3 to clarify that contingent assets do not qualify for recognition at the acquisition date. The amendments apply to annual reporting periods beginning on or after January 1, 2022.
The adoption did not have a significant impact on the company’s financial reporting.